Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2022
Marketable Securities [Abstract]
Schedule of marketable securities by significant investing categories
	June 30, 2022
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$17,878	$7	$(98)	$17,787
Government debentures	3,997	-	(58)	3,939
	21,875	7	(156)	21,726

Matures after one year through three years:
Corporate debentures	227,505	9	(12,842)	214,672
Government debentures	12,078	-	(577)	11,501
	239,583	9	(13,419)	226,173

Total	$261,458	$16	$(13,575)	$247,899

	December 31, 2021
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$25,430	$170	$-	$25,600
Government debentures	2,507	9	-	2,516
	27,937	179	-	28,116

Matures after one year through three years:
Corporate debentures	140,364	435	(1,090)	139,709
Government debentures	9,648	11	(99)	9,560
	150,364	446	(1,189)	149,269

Total	$177,949	$625	$(1,189)	$177,385

Schedule of investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values
	June 30, 2022
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$207,128	$(11,398)	$20,775	$(1,542)	$227,903	$(12,940)
Government debentures	7,298	(245)	8,142	(390)	15,440	(635)

Total	$214,426	$(11,643)	$28,917	$(1,932)	$243,343	$(13,575)